STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF COMMON STOCK WARRANT ACTIVITY

The following table summarizes the common stock warrant activity for the year ended December 31, 2021:

Balance at January 1, 2021	21,924,307
Issuances	12,062,568
Exercises	(31,859)
Balance at December 31, 2021	33,955,016

SUMMARY OF STOCK OPTION ACTIVITY

The reconciliation of movement in share options in the years ended December 31, 2021 and 2020 is as follows:

	Number of Options	Weighted Average Exercise Price	Non-Vested Options	Weighted Average Grant date Fair Value

Outstanding at December 31, 2019	925,588	$0.0033	915,902	1.68
Granted	262,093	0.0033	262,093	0.96
Vested and exercised	-	0.0033	(224,949)	1.49
Expired/cancelled	(702,625)	0.0033	(702,625)	1.47
Outstanding at December 31, 2020	485,056	$0.0033	250,421	1.20
Granted	7,520,152	0.7000	7,520,152	0.50
Vested and exercised	(67,969)	0.0033	(566,899)	0.58
Expired/cancelled	(176,705)	0.0033	(176,706)	1.08
Outstanding at December 31, 2021	7,760,534	$0.6800	7,026,968	0.86
Options exercisable	733,566	$0.5100
Options vested	733,566	$0.5100
Options expected to vest	3,724,957	$0.6900

SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES VALUATION METHOD

	December 17,	December 13,	July 22,
	2021	2020	2020
Risk-free interest rate	1.215%	0.09%	0.08%
Expected volatility	86.64%	35.74%	40.11%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	5.84 years	1.56 years	0.77 years